Organization and Business Description (Details) - Schedule of Revenue - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenue [Line Items]
Net revenue	$ 19,821,457	$ 19,190,541	$ 20,764,273
Net income	$ 3,438,466	$ 2,706,527	$ 2,631,706